Credit Facilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit Facility (Textual) [Abstract]
Outstanding balance, borrowing capacity	$ 1,098,126,000
Available amount under borrowing capacity	281,900,000
FMCC Offset	22,500,000	0
Offset account related to floorplan notes payable - credit facility	(39,616,000)	(56,198,000)
Maximum Limit of Restricted Payment	125
Floorplan Notes Payable Manufacturer Affiliates	307,656,000	346,572,000
Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Outstanding balance, borrowing capacity	69,713,000
Letters of credit outstanding	43,200,000
Revolving Credit Facility [Member]
Credit Facility (Textual) [Abstract]
Number of financial institution	25
Number of Manufacturer-affiliated finance companies	6
Expiry date of Revolving Credit Facility	Jun. 20, 2018
Line of credit facility, maximum borrowing capacity can be extended, amount	1,950,000,000
Line of credit facility, unamortized cost	5,300,000
Restricted Payment Basket	181,600,000
Revolving Credit Facility [Member] | Amended terms [Domain]
Credit Facility (Textual) [Abstract]
Maximum borrowing capacity under line of credit facility	1,700,000,000
Revolving Credit Facility [Member] | Original terms [Member]
Credit Facility (Textual) [Abstract]
Maximum borrowing capacity under line of credit facility	1,350,000,000
FMCC Facility [Member]
Credit Facility (Textual) [Abstract]
Maximum borrowing capacity under line of credit facility	300,000,000
Basis spread on interest rate	1.50%
Available amount under borrowing capacity	172,300,000
Cancellation of agreement	30 days
Floorplan Notes Payable Manufacturer Affiliates Gross	150,183,000
Floorplan Notes Payable Manufacturer Affiliates	127,683,000	190,954,000
Debt interest rate	4.75%
UK Credit Facilities [Member]
Credit Facility (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.41%
Interest rate, maximum	3.95%
Brazil credit facilities [Member]
Credit Facility (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	15.90%
Interest rate, maximum	20.70%
Rental Vehicle [Member]
Credit Facility (Textual) [Abstract]
Interest rate, maximum	4.80%
Floorplan Line [Member]
Credit Facility (Textual) [Abstract]
Maximum borrowing capacity under line of credit facility	1,600,000,000
Commitment fees, Percentage	0.20%
Weighted average interest rate	1.40%	1.40%
Maximum period for outstanding borrowing	1 year
Floorplan Line [Member] | New Vehicle [Member]
Credit Facility (Textual) [Abstract]
Basis spread on interest rate	1.25%
Floorplan Line [Member] | Used Vehicle [Member]
Credit Facility (Textual) [Abstract]
Basis spread on interest rate	1.50%
Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Maximum borrowing capacity under line of credit facility	320,000,000
Line of credit facility minimum borrowing capacity	100,000,000
Basis spread on interest rate	1.50%
Restricted payment maximum	100,000,000
Available amount under borrowing capacity	207,100,000
Maximum [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Commitment fees, Percentage	0.45%
Minimum [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Commitment fees, Percentage	0.25%
United States of America, Dollars | Maximum [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Basis spread on interest rate	1.00%
United States of America, Dollars | Minimum [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Basis spread on interest rate	0.00%
Euros or Pound Sterling [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Maximum borrowing capacity under line of credit facility	$ 125,000,000
Euros or Pound Sterling [Member] | Maximum [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Basis spread on interest rate	2.50%
Euros or Pound Sterling [Member] | Minimum [Member] | Acquisition Line [Member]
Credit Facility (Textual) [Abstract]
Basis spread on interest rate	1.50%